UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 06/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

Listed Private Equity Plus Fund

June 30, 2011

Mutual Fund Series Trust

(formerly known as Catalyst Funds)

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

August 2, 2011

Dear Fellow Shareholders,

If there are two phrases to describe the state of the global economy in 2011 they would be “debt burden and deterioration“ and “austerity measures”. Barely a moment passes without news coverage of worsening conditions in southern European economies and Ireland resulting from bloated debt levels and virtually non-existing economic growth. In the US, a lackluster and jobless recovery has been accompanied by mounting national debt levels leaving little room for fiscal stimulus to help re-ignite the economy. Stubbornly persistent high worldwide unemployment, economic tightening, political unrest and demonstrations have combined to hinder confidence and keep many investors on the sidelines.

Yet, despite these storm clouds, the world’s financial and investment markets have improved from the brink of disaster in 2008. The private equity sector, the focus of the Listed Private Equity Plus Fund, has rebounded appreciably following successful execution of recapitalization strategies and improved operating effectiveness in underlying portfolio holdings. Private equity firms have de - emphasized financial engineering and instead are focusing on driving returns by exercising a strong, hands-on approach both operationally and strategically with respect to their portfolio companies. While headline-grabbing investments such as Facebook are achieving stratospheric valuations, more conventional private equity investments in businesses with proven business models and efficient operations offer clear paths to profitable monetization via sales to the public and cash-laden corporate acquirers.

Harvesting activities are rebounding as well as private equity portfolio companies are being sold at strong valuations and high profits to cash laden strategic acquirers and via receptive IPO markets. According to research prepared by Ernst & Young, private equity backed IPO activity returned in 2010 (the most recent available information), driven by stronger capital markets activity, particularly in the emerging markets. Just as global IPO markets rebounded strongly in 2010, listings globally by private equity firms were likewise robust, with 155 private equity backed companies raising $35 billion, more than double the $16.8 billion raised in 2009.  Nonetheless, activity is still less than at the peak, when private equity firms raised more than $58 billion taking companies public in 2007. All regions saw a pick-up in private equity backed IPOs. North and Southern American exchanges raised $16.1 billion in 87 deals, while EMEA listings raised $10.2 billion in 19 deals. Asia-Pacific listings accounted for $8.7 billion raised in 49 separate deals. Private equity backed IPOs by China-based companies listing on the US exchanges were a new trend with 20 such deals in 2010.

Yet, despite this optimism, private equity is only now returning to a period of normalcy and rebounding from the combined effects of the global credit and economic crisis. Total returns for the Listed Private Equity Plus Fund (the “Fund”) and its benchmarks during the fiscal year ended June 30, 2011 and during the period since inception (from July 2, 2007 for Class A shares and from July 5, 2007 for Class C shares) through June 30, 2010 were as follows:

	One Year(1)	Since Inception 7/2/07 for Class A(1) 7/5/07 for Class C(1)
Class A without sales charge	36.00%	(15.02)%
Class A with sales charge	28.18%	(16.27)%
Class C	34.83%	(15.76)%
MSCI World Index(2)	31.25%	(2.06)%
S&P Listed Private Equity Index(2)	40.73%	(10.06)%

We are pleased to report that the Listed Private Equity Plus Fund Class A shares provided its investors with a total return of 36.00% for its fiscal year ended June 30, 2011. The Fund’s largest contributors to positive performance for the year include Wendel, a French based company and one of Europe's leading listed private equity firms which gained 92 percent for the period and Blackstone, a U.S. based global alternative asset management and private equity company whose portfolio companies employ over 686,000 people around the world, gained 80 percent over the same time period.

Significant net detractors to performance for the fiscal year ended June 30, 2011 included Fifth Street Finance Corp., a business development company (BDC) that lends to and invests in small to medium-sized companies which gained 11.50% and 3i Group plc, a London based international investor focused on private equity, infrastructure and debt management, which rose 0.50%.

The Fund continues to be well diversified from an industry and geographic perspective. Vista’s approach of broad diversification combined with employing tactical allocation strategies to take advantage of emerging opportunities and reducing the effects of possible adverse developments is one of the benefits of our single focus on listed private equity investing.

As of June 30, 2011 the Fund’s holdings were divided among geographic sectors as follows:

United States	42.38%	France	7.31%
Great Britain	21.96%	Switzerland	5.22%
Canada	8.71%	Belgium	3.82%
Sweden	8.38%	Singapore	2.66%

The percentages in the above table are based on net assets of the Fund as of June 30, 2011 and are subject to change.

While many members of our global investment universe of over 300 publicly traded private equity companies are still trading at discounts to their Net Asset Values (NAV’s), these discounts have narrowed over the past year. We believe these discounts will diminish further as governments globally make tough choices and implement workable, solutions to sovereign and bank debt issues.

In looking ahead, we believe the remainder of 2011 looks bright for the private equity asset class as it is still sitting on record amounts of cash to deploy in new deals, albeit with higher proportions of equity investments from private equity investors themselves and less reliance on financing from banks resulting in much more conservative use of leverage.

We appreciate the support and commitment of our growing family of shareholders in the Listed Private Equity Plus Fund and to a rewarding year ahead.

Cordially,

Steven R. Samson

Chief Investment Strategist

Luke A. Aucoin

Portfolio Manager

George W. Denninghoff

Chief Compliance Officer

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a prospectus or other information about the Fund, please visit www.vrmfunds.com or call 1-877-477-7373. Please read the prospectus carefully before investing.

(1) The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be found on our website at www.vrmfunds.com or by calling 1-877-477-7373. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A and Class C shares held less than one year. The CDSC on Class C shares has been eliminated effective October 30, 2009. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

(2) Since inception return assumes an inception date of July 2, 2007. The MSCI World Index is a capitalization-weighted index that monitors the performance of stocks from around the world. The S&P Listed Private Equity Index by Standard & Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements. The Index is designed to provide tradable exposure to the leading publicly-listed companies in the private equity space. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The Listed Private Equity Plus Fund may or may not purchase the types of securities represented by the MSCI World Index or S&P Listed Private Equity Index.

LISTED PRIVATE EQUITY PLUS FUND

                              ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE LISTED PRIVATE EQUITY PLUS FUND CLASS A AND THE S&P LISTED PRIVATE EQUITY INDEX

Average Annual Total Returns

			Commencement of Operations (1)
		One Year	through June 30, 2011
Class A	Without sales charge	36.00%	(15.02)%
	With sales charge	28.18%	(16.27)%
Class C		34.83%	(15.76)%
S&P Listed Private Equity Index (2)		40.73%	(10.06)%

(1)

The Listed Private Equity Plus Fund Class A and Class C shares commenced operations on July 2, 2007 and July 5, 2007, respectively.

(2)

Commencement of Operations return assumes a commencement date of July 2, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data to the most recent month-end can found on our website at www.vrmfunds.com or by calling 1-877-477-7373.

The above graph depicts the performance of the Listed Private Equity Plus Fund versus the S&P Listed Private Equity Index. The S&P Listed Private Equity Index by Standard and Poor’s Corp. is comprised of 25 leading listed private equity companies that meet size, liquidity, exposure and activity requirements and is designed to provide tradable exposure to the leading publicly listed companies in the private equity space. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P Listed Private Equity Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Listed Private Equity Plus Fund, which will not invest in certain securities comprising this index.

LISTED PRIVATE EQUITY PLUS FUND

                          ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus supplement dated November 1, 2010 were as follows:
Listed Private Equity Plus Fund Class A, gross of fee waivers or expense reimbursements	3.00%
Listed Private Equity Plus Fund Class A, after waiver and reimbursement	2.26%
Listed Private Equity Plus Fund Class C, gross of fee waivers or expense reimbursements	3.75%
Listed Private Equity Plus Fund Class C, after waiver and reimbursement	3.01%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.24% for Class A shares and 2.99% for Class C shares through October 31, 2011. Total Gross Operating Expenses during the year ended June 30, 2011 for Class A shares and Class C shares were 2.51% and 3.26%, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the year ended June 30, 2011.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period and held for the entire period of 01/01/11 through 06/30/11.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 01/01/11 through 06/30/11

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the
Actual Fund Return (in parentheses)	01/01/11	06/30/11	Period *

Listed Private Equity Plus Fund Class A (-0.42%)	$ 1,000.00	$ 995.80	$ 11.13
Listed Private Equity Plus Fund Class C (-1.04%)	1,000.00	989.60	14.80

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the
Hypothetical 5% Fund Return	01/01/11	06/30/11	Period *

Listed Private Equity Plus Fund Class A	$ 1,000.00	$ 1,013.60	$ 11.23
Listed Private Equity Plus Fund Class C	1,000.00	1,009.90	14.95

LISTED PRIVATE EQUITY PLUS FUND

                              ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited) (continued)

* Expenses are equal to the Fund’s annualized expense ratios of 2.25% and 3.00% for the Listed Private Equity Plus Fund Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. Please see Notes to Financial Statements (Note 4) section of this report for disclosure regarding the expense limitation agreement.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-477-7373. Please read it carefully before you invest or send money.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2011	ANNUAL REPORT

	Shares	Value
COMMON STOCK (97.77%)

BELGIUM - (3.82%)
Ackermans & van Haaren NV	5,900	$ 573,139
		573,139

CANADA - (8.71%)
Brookfield Asset Management, Inc. - Class A	16,000	530,720
Onex Corp.	20,000	774,990
		1,305,710

FRANCE - (7.31%)
Altamir Amboise *	39,700	450,189
Wendel	5,250	645,508
		1,095,697

GREAT BRITAIN - (21.96%)
3i Group Plc.	105,200	474,567
Electra Private Equity Plc. *	20,475	569,434
Graphite Enterprise Trust Plc.	77,000	488,100
Intermediate Capital Group Plc.	90,625	469,319
Origo Partners Plc. *	800,000	584,147
SVG Capital Plc. *	168,000	706,369
		3,291,936

SINGAPORE - (2.66%)
Keppel Corp. Ltd.	44,200	398,710
		398,710

SWEDEN - (8.38%)
Bure Equity AB *	55,000	276,482
Kinnevik Investment AB	24,000	533,047
Latour Investment AB - B Shares	22,000	447,241
		1,256,770
SWITZERLAND - (5.22%)
Absolute Private Equity AG *	26,839	465,657
Partners Group Holding AG	1,795	317,669
		783,326

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2011	ANNUAL REPORT

	Shares	Value
COMMON STOCK (97.77%) (continued)

UNITED STATES - (39.71%)
American Capital Ltd. *	35,000	$ 347,550
Apollo Global Management, LLC	50,000	860,000
Ares Capital Corp.	30,000	482,100
Blackstone Group, LP	65,550	1,085,508
Fifth Street Finance Corp.	62,000	719,200
KKR & Co., LP	84,150	1,373,328
Leucadia National Corp.	11,000	375,100
PennantPark Investment Corp.	41,350	463,533
Solar Capital Ltd.	10,000	246,900
		5,953,219

TOTAL COMMON STOCK (Cost $13,573,937)		14,658,507

SHORT TERM INVESTMENTS (2.67%)

UNITED STATES - (2.67%)
Fidelity Institutional Money Market Fund Class I, 0.17% **	400,768	400,768

TOTAL SHORT TERM INVESTMENTS (Cost $400,768)		400,768

TOTAL INVESTMENTS (Cost $13,974,705) - 100.44%		$ 15,059,275

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.44%)		(66,106)

NET ASSETS - 100%		$ 14,993,169

*

Non-income producing security.

 **

Rate shown represents the rate at June 30, 2011, is subject to change and resets daily.

The industry breakdown of the Fund’s common stock as of June 30, 2011 as a percentage of total net assets is as follows:

Industry Category	Percentage

Closed-end Funds	7.06%
Diversified Financial Services	37.64%
Holding Companies - Diversified	5.16%
Investment Companies	41.37%
Real Estate	3.54%
Venture Capital	3.00%
Total Common Stock	97.77%

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011	ANNUAL REPORT

Listed Private Equity Plus Fund
Assets:
Investments, at value (cost: $13,974,705)	$15,059,275
Receivables:
Investments sold	215,496
Dividends	22,385
Interest	73
Capital shares sold	327,443
Prepaid expenses	15,008
Total assets	15,639,680

Liabilities:
Payables:
Investments purchased	553,626
Capital shares redeemed	47,556
Distribution and/or Shareholder Service (12b-1) fees	8,061
Due to Manager	10,864
Due to Administrator and related parties	7,163
Other liabilities and accrued expenses	19,241
Total liabilities	646,511
Net Assets	$14,993,169

Net Assets consist of:
Paid-in capital	$13,238,424
Undistributed net investment income	53,024
Accumulated net realized gain on investments and foreign currency transactions	616,628
Net unrealized appreciation on investments and foreign
currency translations	1,085,093

Total Net Assets (Unlimited shares of no par value beneficial interest authorized)	$14,993,169

Class A shares:
Net Assets applicable to 2,818,833 shares outstanding	$13,462,813
Net Asset Value per share	$4.78

Minimum redemption price per share Class A(1) (3)	$4.64

Maximum offering price per share Class A(2)	$5.07

Class C shares:
Net Assets applicable to 322,672 shares outstanding	$1,530,356
Net Asset Value and offering price per share	$4.74

Minimum redemption price per share Class C(3)	$4.65

(1)

The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days. Additionally, investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(2) A maximum sales charge of 5.75% is imposed on Class A shares.
(3)	The Fund charges a fee of 2.00% on redemptions of shares held less than 30 days.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENT OF OPERATIONS	ANNUAL REPORT

Listed Private Equity Plus Fund

For the Year Ended
June 30, 2011

Investment income:
Dividends (net of $24,833 foreign tax withheld)	$ 393,483
Interest	733
Total investment income	394,216

Expenses:
Management fees	217,129
Distribution and/or Shareholder Service (12b-1) fees - Class A	39,692
Distribution and/or Shareholder Service (12b-1) fees - Class C	14,935
Administrators and related parties fees	71,510
Custody fees	36,709
Registration fees	22,108
Audit fees	13,000
Compliance officer compensation	12,000
Miscellaneous	6,569
Legal fees	5,752
Pricing fees	3,625
Trustees’ fees	2,422
Insurance fees	1,458
Interest expense	957
Total expenses	447,866
Less: fees waived and expenses absorbed	(46,614)
Net expenses	401,252

Net investment loss	(7,036)

Realized and unrealized gain on investments and foreign currency transactions:
Net realized gain on investments and foreign currency transactions	2,027,329
Net change in unrealized appreciation on investments and
foreign currency translations	2,633,438
Net realized and unrealized gain on investments and foreign currency transactions	4,660,767

Net increase in net assets resulting from operations	$ 4,653,731

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

STATEMENTS OF CHANGES IN NET ASSETS	ANNUAL REPORT

	Listed Private Equity Plus Fund

	For the Year Ended	For the Year Ended
	June 30, 2011	June 30, 2010

Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ (7,036)	$ 43,315
Net realized gain on investments and foreign currency transactions	2,027,329	140,675
Net change in unrealized appreciation (depreciation) on investments and
foreign currency translations	2,633,438	(1,602,838)
Net increase (decrease) in net assets resulting from operations	4,653,731	(1,418,848)

Distributions to shareholders from:
Net investment income - Class A	(636,135)	(304,561)
Net investment income - Class C	(50,235)	(31,611)
Total distributions	(686,370)	(336,172)

(Decrease) increase in net assets from capital share
transactions (Note 2)	(1,522,152)	10,401,799

Total increase in net assets	2,445,209	8,646,779

Net Assets:
Beginning of year	12,547,960	3,901,181
End of year	$ 14,993,169	$ 12,547,960

Undistributed net investment income	$ 53,024	$ 166,776

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Year/Period				ANNUAL REPORT

	Listed Private Equity Plus Fund

	Class A

	For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*

Net Asset Value, Beginning of Year/Period	$ 3.65		$ 3.66		$ 6.85		$ 10.00

Investment Operations:
Net investment income (a)	-	(b)	0.02		0.06		0.10
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	1.31		0.12		(3.21)		(3.24)
Total from investment operations	1.31		0.14		(3.15)		(3.14)

Distributions from:
Net investment income	(0.18)		(0.15)		(0.04)		(0.01)
Total from distributions	(0.18)		(0.15)		(0.04)		(0.01)

Paid in capital from redemption fees	-	(b)	-	(b)	-	(b)	-

Net Asset Value, End of Year/Period	$ 4.78		$ 3.65		$ 3.66		$ 6.85

Total Return (c)	36.00%		3.16%	(d)	(45.77)%		(31.39)%	(e)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 13,463		$ 11,478		$ 3,792		$ 746

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.51%	(f)	2.99%	(f)	9.73%		13.75%	(g)
After fees waived and expenses absorbed	2.25%	(f)	2.25%	(f)	1.99%		1.99%	(g)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.24)%	(f)	(0.25)%	(f)	(6.04)%		(10.55)%	(g)
After fees waived and expenses absorbed	0.02%	(f)	0.49%	(f)	1.70%		1.21%	(g)

Portfolio turnover rate	174.95%		194.79%		101.45%		36.43%	(e)

(a)	Net investment income per share is based on average shares outstanding.
(b)			Less than $0.01 per share.
(c)			Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(d)			Class A shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(e)	Not annualized.
(f)			The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(g)	Annualized.

* The Listed Private Equity Plus Fund Class A shares commenced operations on July 2, 2007.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Year/Period	ANNUAL REPORT

Listed Private Equity Plus Fund

Class C

		For the Year		For the Year		For the Year		For the Period
		Ended		Ended		Ended		Ended
		June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008*

Net Asset Value, Beginning of Year/Period		$ 3.63		$ 3.65		$ 6.80		$ 10.06

Investment Operations:
	Net investment income (loss)(a)	(0.04)		-	(b)	(0.05)		0.07
	Net realized and unrealized gain (loss) on
	investments and foreign currency transactions	1.30		0.12		(3.09)		(3.32)
	Total from investment operations	1.26		0.12		(3.14)		(3.25)

Distributions from:
	Net investment income	(0.15)		(0.14)		(0.01)		(0.01)
	Total from distributions	(0.15)		(0.14)		(0.01)		(0.01)

Paid in capital from redemption fees		-	(c)	-	(c)	-	(c)	-	(c)

Net Asset Value, End of Year/Period		$ 4.74		$ 3.63		$ 3.65		6.80

Total Return (d)		34.83%		2.68%	(e)	(46.13)%		(32.32)%	(f)

Ratios/Supplemental Data
	Net assets, end of year/period (in 000’s)	$ 1,530		$ 1,070		$ 109		129

Ratio of expenses to average net assets:
	Before fees waived and expenses absorbed	3.26%	(g)	3.74%	(g)	10.46%		14.52%	(h)
	After fees waived and expenses absorbed	3.00%	(g)	3.00%	(g)	2.74%		2.74%	(h)

Ratio of net investment income (loss) to average net assets:
	Before fees waived and expenses absorbed	(0.99%)	(g)	(0.72)%	(g)	(8.93)%		(10.83)%	(h)
	After fees waived and expenses absorbed	(0.73%)	(g)	0.02%	(g)	(1.21)%		0.95%	(h)

	Portfolio turnover rate	174.95%		194.79%		101.45%		36.43%	(f)

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Redemption fees resulted in less than $0.01 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
(e)	Class C shares’ total return consists of a voluntary reimbursement by the Manager of realized investment losses incurred on trading errors. This item had no effect on total return.
(f)	Not annualized.
(g)	The ratios include 0.01% for the years ended June 30, 2011 and June 30, 2010 attributed to interest expense.
(h)	Annualized.

* The Listed Private Equity Plus Fund Class C shares commenced operations on July 5, 2007.

The accompanying notes are an integral part of these financial statements.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the "Trust"), formerly known as Catalyst Funds, was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Listed Private Equity Plus Fund (the “Fund”) is one of seventeen series of the Trust. The Fund is registered as a non-diversified series of the Trust. The Fund has two classes of shares authorized, Class A, which commenced operations on July 2, 2007 and Class C, which commenced operations on July 5, 2007. Each class differs as to sales and redemption charges, and ongoing fees. The Fund’s investment objective is to achieve long-term capital appreciation. The investment advisor to the Fund is Vista Research and Management, LLC (the “Manager”).

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price;
(b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used, as of June 30, 2011, in valuing the Fund’s investments carried at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (b)	$ 14,658,507	$ -	$ 14,658,507
Short-Term Investments	-	400,768	400,768
Total	$ 14,658,507	$ 400,768	$ 15,059,275

(a)

As of and during the year ended June 30, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b) All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major geographic classification, please refer to the Schedule of Investments.

During the year ended June 30, 2011, no securities were valued using the Trust’s good faith pricing guidelines.

b)

Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the year ended June 30, 2011, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statement of operations. During the year ended June 30, 2011, the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period/years ended June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examination of the Fund’s tax filings is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g)

Redemption Fees and Sales Charges (Loads) - The Fund charges a fee of 2.00% on redemptions of shares held less than
30 days. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended June 30, 2011, there were redemption fees of $963 paid to the Fund and no CDSC fees paid to the Manager.

h)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	2,025,142	$ 9,478,462	98,413	$ 453,475
Reinvested	116,148	555,185	8,820	41,985
Redeemed (1)	(2,464,856)	(11,673,136)	(78,910)	(378,123)
Net Increase (Decrease)	(323,566)	$ (1,639,489)	28,323	$ 117,337

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $956 and $7 for Class A and Class C shares, respectively.

Transactions in shares of beneficial interest for the fiscal year ended June 30, 2010 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	3,367,340	$ 14,679,649	281,317	$ 1,242,200
Reinvested	63,416	270,787	6,085	25,925
Redeemed (1)	(1,323,960)	(5,712,227)	(22,975)	(104,535)
Net Increase	2,106,796	$ 9,238,209	264,427	$ 1,163,590

(1)

The redeemed amounts are net of redemption fees imposed by the Fund of $1,034 and $68 for Class A and Class C shares, respectively.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

(3)

INVESTMENT TRANSACTIONS

For the year ended June 30, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$29,641,665	$32,050,240

There were no governments securities purchased or sold during the year.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Vista Research and Management, LLC acts as investment manager for the Fund pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the investment program for the Fund. The Manager pays expenses incurred by it in connection with acting as Manager, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and other expenses paid by the Fund as detailed in the Management Agreement. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred below. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.25% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. For the year ended June 30, 2011, the Fund incurred $217,129 of management fees, before the waiver and reimbursement described below, with $10,864 remaining payable to the Manager at June 30, 2011.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) at 2.24% for Class A and 2.99% for Class C of the Fund’s average daily net assets through October 31, 2011. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the year ended
June 30, 2011, the Manager waived management fees of $46,614.

As of June 30, 2011, the Manager, subject to the terms of the Expense Limitation Agreement, may recapture the following waived and/or reimbursed amounts no later than the dates as follows:

June 30, 2012	June 30, 2013	June 30, 2014
$ 72,361	$ 71,624	$ 46,614

Effective December 1, 2010 the Trust has entered into a Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Fund, the Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $14,098 for such fees, with $1,669 remaining payable at June 30, 2011.

The Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Fund, the Fund paid Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. Effective December 1, 2010, the Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year ended June 30, 2011, the Fund incurred $57,412 for such fees including out of pocket expenses, with $4,494 remaining payable at June 30, 2011.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

 (4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Fund. For these services Matrix receives a base fee of $12,000 per year. For the year ended June 30, 2011, Matrix earned $12,000 of compliance fees, with $1,000 remaining payable at June 30, 2011.

LPL Financial Corp. (“LPL”) acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, LPL received $349,622 of brokerage commissions from the Fund for the year ended June 30, 2011. Certain officers and/or employees of the Manager have an affiliation with LPL.

Matrix also acts as Distributor of the Fund’s shares. Pursuant to the agreement with Matrix, the Distributor purchases shares of the Fund for resale to the public, either directly or through securities brokers, dealers, banks or other agents, and is obligated to purchase only those shares for which it has received purchase orders. For the year ended June 30, 2011, Matrix received no commissions from the sale of Class A shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.  A Trustee of the Trust is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which the Fund will pay to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Fund. The Distribution Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses incurred. For the year ended June 30, 2011, the Fund incurred $39,692 and $14,935 of 12b-1 fees attributable to Class A and Class C shares, respectively.

(5)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments, excluding appreciation on assets and liabilities denominated in foreign currency, at June 30, 2011 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$14,339,169	$1,086,137	$(366,031)	$ 720,106

The difference between book basis and tax-basis net unrealized appreciation at June 30, 2011 is attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign

Investment Companies (“PFIC’s”).

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Fund’s most recent fiscal year ends, the components of distributable earnings on a tax basis were as follows:

Net Unrealized Appreciation	$ 720,629
Undistributed Ordinary Income	325,126
Undistributed Capital Gains	708,990
Distributable Earnings, Net	$ 1,754,745

The difference between book basis and tax-basis net unrealized depreciation at June 30, 2011 is attributable primarily to the tax deferral of losses on wash sales, differing book/tax treatment of partnership income and differing book/tax treatments of unrealized appreciation on investments in Passive Foreign Investment Companies (“PFIC’s”).

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

(5)

TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st may be deferred and treated as occurring on the first day of the following year. The Fund has elected to defer and has utilized net capital losses as indicated in the chart below.

Post-October Losses
Deferred	Utilized
$ -	$ 221,792

In accordance with accounting pronouncements, the Fund has recorded reclassifications in its capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income on a tax basis which is considered to be more informative to shareholders. These reclassifications are due to differences in the character of realized gains from investments in PFIC’s, and net foreign currency gains for tax purposes. As of June 30, 2011, the Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

Paid in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$ (2,546)	$ 579,654	$ (577,108)

(6)

DISTRIBUTIONS TO SHAREHOLDERS

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The information set forth below is for the Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid by the Fund were as follows:

Distributions paid from:	For the year ended June 30, 2011	For the year ended June 30, 2010
Ordinary Income	$ 686,370	$ 336,172

(7)

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2011, LPL Financial Corp. held 54% and 43% of the voting securities of the Fund’s Class A and Class C shares, respectively, for the sole benefit of its customers and may be deemed to control the Fund. As of June 30, 2011, Stifel, Nicolaus & Co. held 28% of the voting securities of the Fund’s Class C shares for the sole benefit of its customers and may be deemed to control the Fund.

(8)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(9)

RECENT ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

LISTED PRIVATE EQUITY PLUS FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2011

ANNUAL REPORT

(9)

RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

(10)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the Listed Private Equity Plus Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Listed Private Equity Plus Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust (formerly the Catalyst Funds), as of June 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for each of the periods presented in the period from July 2, 2007 (commencement of operations) to June 30, 2008.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Listed Private Equity Plus Fund, as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for each of the periods presented in the period from July 2, 2007 (commencement of operations) to June 30, 2008, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2011

LISTED PRIVATE EQUITY PLUS FUND

Additional Information (Unaudited)

June 30, 2011

ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission
(the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-477-7373; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. During the fiscal year ended June 30, 2011, the following dividends and distributions per share were paid by the Fund:

Ordinary Income
Listed Private Equity Plus Fund Class A	$ 0.183988
Listed Private Equity Plus Fund Class C	0.154984

The tax information above is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their own tax advisors.

Renewal of Listed Private Equity Plus Fund’s Management Agreement

At an in-person meeting on February 16, 2011, the Board of Trustees of Mutual Fund Series Trust (formerly Catalyst Funds) (the "Trust) considered the renewal of the Management Agreement between the Trust and Vista Research and Management, LLC (“Vista”) with respect to the Listed Private Equity Plus Fund (the "Private Equity Fund").  The Trustees reviewed a report prepared by Vista setting forth, and Vista’s responses to, a series of questions regarding, among other things, the investment performance of the Private Equity Fund since inception, Vista’s services to the Fund, comparative fee and expense information and Vista’s profitability from managing the Fund.  The Trustees noted that Vista is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees noted that Vista receives some benefits from the 12b-1 fees and soft dollar payments, and that Vista has paid Abbington Capital Group LLC, out of its legitimate profits, a fee for providing marketing and administrative support to the Fund.

As to the nature, extent and quality of the services provided by Vista to the Private Equity Fund, the Trustees reviewed Vista’s Form ADV, Parts 1 and 2, which provided an overview of the services provided by Vista, as well as information on the corporate structure, officers, owners and compliance record of Vista.  The Board considered that, under the terms of the Management Agreement, Vista, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to provide to the Fund such investment advice as Vista in its discretion deems advisable and furnishes or arranges to furnish a continuous investment program for the Fund consistent with its investment objective and policies.

The Trustees considered the scope of the services provided by Vista and noted that Vista is responsible for maintaining and monitoring its compliance program and the compliance program for the Private Equity Fund.  The Trustees considered the investment experience of the Fund's portfolio manager.  The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services provided to the Private Equity Fund under the Management Agreement.

As to the Private Equity Fund’s performance on a comparative basis, the Trustees noted that the Fund’s performance for the one-month and three-month periods ended January 31, 2011 exceeded that of the S&P Listed Private Equity Index and the MSCI World Index and that the Fund's 1-year performance exceeded that of the MSCI World Index, but that the Fund’s returns for the twelve-month and 3-year periods lagged the two indices.  The Trustees noted that for the 2010 period, the Fund's performance was the 5th highest in Morningstar's "Specialty Financial" category and outperformed both the MSCI World Index and S&P 500 Index.  The Trustees also reviewed the Fund's performance relative to two of its peer funds.  Following discussion regarding market conditions and their impact on the Fund, the Trustees concluded that the Private Equity Fund’s performance was acceptable compared to its benchmark.

As to the costs of the services provided and the profits to be realized by Vista, the Trustees reviewed Vista’s analysis of its profitability and its financial condition, including a balance sheet, and noted that Vista is participating in expense cap arrangements.  The Trustees also noted that the Private Equity Fund is Vista’s only client, that the firm did not have any revenue and that the principals of Vista were paying the firm’s bills personally.  Based on their review, the Trustees concluded that they were satisfied that Vista’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Private Equity Fund and compared that fee to the management fees paid by funds in a peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group.  The Board noted that information provided by Vista reflected that the Private Equity Fund’s contractual management fee of 1.25% was above the average management fee for the peer group, but still reasonable, and that the Fund’s total expense ratio was also above average, but not unreasonable.  The Board noted that the Fund is a very specialized, actively managed Fund, which could be expected to have higher expenses.  Additionally, the Board noted that the Fund is significantly smaller than its peers that are direct competitors and consequently, could be expected to have higher fees and expenses.  The Board also noted that Vista has agreements with three wholesalers.  The Trustees discussed the fact that the wholesalers must be paid from the adviser’s legitimate profits from managing the Fund and that such expenses should not be considered in the determination of the reasonableness of the Fund’s management fees.  Following discussion, the Trustees concluded that the Private Equity Fund’s management fees were acceptable in light of the quality of services the Fund receives from Vista and the level of fees paid by funds in the peer group.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Vista to share its economies of scale with the Private Equity Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where Vista could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table. The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-477-7373.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	17	None

Tiberiu Weisz c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	17	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	17

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	17	None
Christopher Anci 420 Lexington Avenue Suite 601 New York, NY 10170 Year of Birth: 1968	President	One Year/Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (it’s President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

* Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

TRUSTEES AND OFFICERS (Unaudited) (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Interested Trustees and Officers (continued)
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2005.	N/A	N/A

Remuneration Paid to Trustees and Officers-Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.

Name of Trustee[1]	Aggregate Compensation From the Listed Private Equity Plus Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Listed Private Equity Plus Fund Paid to Trustees
Independent Trustees
Tobais Caldwell	$968	Not Applicable	Not Applicable	$968
Tiberiu Weisz	$821	Not Applicable	Not Applicable	$821
Bert Pariser	$821	Not Applicable	Not Applicable	$821
Interested Trustees
Jerry Szilagyi	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

Mutual Fund Series Trust

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

MANAGER

Vista Research and Management, LLC

124 Ritch Avenue

Suite A-201

Greenwich, CT 06830

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2011	2010
Catalyst Value Fund	10,000	10,000
Catalyst Strategic Value	11,000	0
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Catalyst/Groesbeck Growth of Income Fund	10,000	10,000
SMH Representation Trust	10,000	7,000
Listed Private Equity Plus Fund	11,000	11,000
AmericaFirst Quantitative Strategies Fund	11,000	11,000
AmericaFirst Absolute Return Fund	11,000	11,000
AmericaFirst Income Trends Fund	11000	0
AmericaFirst Defensive Growth Fund	10,500	0
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2011	2010
Catalyst Value Fund	2,000	2,000
Catalyst Strategic Value Fund	2,000	0
Catalyst/SMH High Income Fund	2,500	2,500
Catalyst/SMH Total Return Income Fund	2,500	2,500
Catalyst/Groesbeck Growth of Income Fund	2,000	2,000
SMH Representation Trust	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
AmericaFirst Quantitative Strategies Fund	2,000	2,000
AmericaFirst Absolute Return Fund	2,500	2,000
AmericaFirst Income Trends Fund	2,500	0
AmericaFirst Defensive Growth Fund	2,000	0
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2011 and 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci__________
President,
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci___________
President
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_____________
Treasurer
Date: September 6, 2011